Capital risk (Details Narrative)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Statement [Line Items]
Capital Of Variable Interest Entity	¥ 450
Hubei Province [Member]
Statement [Line Items]
Capital Requirement, Description	50